Distribution Date:	02/17/22	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C6
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46634SAA3	1.030500%	54,007,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46634SAB1	2.205800%	145,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46634SAC9	3.507400%	491,685,000.00	111,253,745.05	26,492,389.65	325,176.15	0.00	0.00	26,817,565.80	84,761,355.40	79.92%	30.00%
A-SB	46634SAD7	3.144400%	102,891,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46634SAF2	4.116600%	99,221,000.00	99,221,000.00	0.00	340,377.64	0.00	0.00	340,377.64	99,221,000.00	56.41%	21.25%
B	46634SAG0	4.818600%	56,697,000.00	56,697,000.00	0.00	227,666.80	0.00	0.00	227,666.80	56,697,000.00	42.98%	16.25%
C	46634SAH8	5.216621%	25,514,000.00	25,514,000.00	0.00	110,914.06	0.00	0.00	110,914.06	25,514,000.00	36.93%	14.00%
D	46634SAJ4	5.216621%	28,349,000.00	28,349,000.00	0.00	123,238.32	0.00	0.00	123,238.32	28,349,000.00	30.22%	11.50%
E	46634SAM7	5.216621%	55,280,000.00	55,280,000.00	0.00	240,312.34	0.00	0.00	240,312.34	55,280,000.00	17.12%	6.63%
F	46634SAP0	5.216621%	1,418,000.00	1,418,000.00	0.00	6,164.31	0.00	0.00	6,164.31	1,418,000.00	16.78%	6.50%
G	46634SAR6	2.972000%	15,591,000.00	15,591,000.00	0.00	38,613.71	0.00	0.00	38,613.71	15,591,000.00	13.09%	5.13%
H	46634SAT2	2.972000%	18,427,000.00	18,427,000.00	0.00	45,637.54	0.00	0.00	45,637.54	18,427,000.00	8.73%	3.50%
NR	46634SAV7	2.972000%	39,688,408.66	36,827,557.08	0.00	56,305.40	0.00	0.00	56,305.40	36,827,557.08	0.00%	0.00%
R	46634SAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,133,950,408.66	448,578,302.13	26,492,389.65	1,514,406.27	0.00	0.00	28,006,795.92	422,085,912.48

Notional Certificates
X-A	46634SAE5	1.422035%	892,986,000.00	210,474,745.05	0.00	249,418.67	0.00	0.00	249,418.67	183,982,355.40
X-B	46634SAK1	0.762643%	240,964,408.66	238,103,557.08	0.00	151,323.34	0.00	0.00	151,323.34	238,103,557.08
Notional SubTotal			1,133,950,408.66	448,578,302.13	0.00	400,742.01	0.00	0.00	400,742.01	422,085,912.48

Deal Distribution Total					26,492,389.65	1,915,148.28	0.00	0.00	28,407,537.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46634SAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46634SAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46634SAC9	226.27036629	53.88081729	0.66135056	0.00000000	0.00000000	0.00000000	0.00000000	54.54216785	172.38954900
A-SB	46634SAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46634SAF2	1,000.00000000	0.00000000	3.43049999	0.00000000	0.00000000	0.00000000	0.00000000	3.43049999	1,000.00000000
B	46634SAG0	1,000.00000000	0.00000000	4.01549994	0.00000000	0.00000000	0.00000000	0.00000000	4.01549994	1,000.00000000
C	46634SAH8	1,000.00000000	0.00000000	4.34718429	0.00000000	0.00000000	0.00000000	0.00000000	4.34718429	1,000.00000000
D	46634SAJ4	1,000.00000000	0.00000000	4.34718403	0.00000000	0.00000000	0.00000000	0.00000000	4.34718403	1,000.00000000
E	46634SAM7	1,000.00000000	0.00000000	4.34718415	0.00000000	0.00000000	0.00000000	0.00000000	4.34718415	1,000.00000000
F	46634SAP0	1,000.00000000	0.00000000	4.34718618	0.00000000	0.00000000	0.00000000	0.00000000	4.34718618	1,000.00000000
G	46634SAR6	1,000.00000000	0.00000000	2.47666667	0.00000000	0.00000000	0.00000000	0.00000000	2.47666667	1,000.00000000
H	46634SAT2	1,000.00000000	0.00000000	2.47666685	0.00000000	0.00000000	0.00000000	0.00000000	2.47666685	1,000.00000000
NR	46634SAV7	927.91720110	0.00000000	1.41868626	0.87945527	16.91524661	0.00000000	0.00000000	1.41868626	927.91720110
R	46634SAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46634SAE5	235.69769856	0.00000000	0.27930860	0.00000000	0.00000000	0.00000000	0.00000000	0.27930860	206.03050373
X-B	46634SAK1	988.12749320	0.00000000	0.62799042	0.00000000	0.00000000	0.00000000	0.00000000	0.62799042	988.12749320

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/22 - 01/30/22	30	0.00	325,176.15	0.00	325,176.15	0.00	0.00	0.00	325,176.15	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	01/01/22 - 01/30/22	30	0.00	340,377.64	0.00	340,377.64	0.00	0.00	0.00	340,377.64	0.00
B	01/01/22 - 01/30/22	30	0.00	227,666.80	0.00	227,666.80	0.00	0.00	0.00	227,666.80	0.00
C	01/01/22 - 01/30/22	30	0.00	110,914.06	0.00	110,914.06	0.00	0.00	0.00	110,914.06	0.00
D	01/01/22 - 01/30/22	30	0.00	123,238.32	0.00	123,238.32	0.00	0.00	0.00	123,238.32	0.00
E	01/01/22 - 01/30/22	30	0.00	240,312.34	0.00	240,312.34	0.00	0.00	0.00	240,312.34	0.00
F	01/01/22 - 01/30/22	30	0.00	6,164.31	0.00	6,164.31	0.00	0.00	0.00	6,164.31	0.00
G	01/01/22 - 01/30/22	30	0.00	38,613.71	0.00	38,613.71	0.00	0.00	0.00	38,613.71	0.00
H	01/01/22 - 01/30/22	30	0.00	45,637.54	0.00	45,637.54	0.00	0.00	0.00	45,637.54	0.00
NR	01/01/22 - 01/30/22	30	636,435.04	91,209.58	0.00	91,209.58	34,904.18	0.00	0.00	56,305.40	671,339.22
X-A	01/01/22 - 01/30/22	30	0.00	249,418.67	0.00	249,418.67	0.00	0.00	0.00	249,418.67	0.00
X-B	01/01/22 - 01/30/22	30	0.00	151,323.34	0.00	151,323.34	0.00	0.00	0.00	151,323.34	0.00
Totals			636,435.04	1,950,052.46	0.00	1,950,052.46	34,904.18	0.00	0.00	1,915,148.28	671,339.22

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	Additional Information
Total Available Distribution Amount (1)	28,407,537.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,066,537.73	Master Servicing Fee	48,992.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,545.10
Interest Adjustments	0.00	Trustee Fee	173.82
Deferred Interest	0.00	Senior Trust Advisor Fee	772.55
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,066,537.73	Total Fees	51,483.50

Principal		Expenses/Reimbursements
Scheduled Principal	855,196.12	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	25,637,193.62	Special Servicing Fees (Monthly)	34,904.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	26,492,389.74	Total Expenses/Reimbursements	34,904.18

		Interest Reserve Deposit	65,001.75

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,915,148.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	26,492,389.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	28,407,537.93
Total Funds Collected	28,558,927.47	Total Funds Distributed	28,558,927.36

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	448,578,302.13	448,578,302.13	Beginning Certificate Balance	448,578,302.13
(-) Scheduled Principal Collections	855,196.12	855,196.12	(-) Principal Distributions	26,492,389.65
(-) Unscheduled Principal Collections	25,637,193.62	25,637,193.62	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.09)	(0.09)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	422,085,912.48	422,085,912.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	448,708,226.23	448,708,226.23	Ending Certificate Balance	422,085,912.48
Ending Actual Collateral Balance	422,085,912.48	422,085,912.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP	Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP
	$9,999,999 or less	5	40,832,575.08	9.67%	2	5.2704	1.812422	1.40 or less	7	176,377,182.62	41.79%	2	5.2549	1.088215
$10,000,000 to $24,999,999		10	150,002,758.09	35.54%	2	5.3213	1.391345	1.41 to 1.55	4	93,215,323.70	22.08%	2	5.1711	1.461997
$25,000,000 to $49,999,999		1	45,205,326.67	10.71%	2	6.0410	2.962900	1.56 to 1.70	1	23,069,972.74	5.47%	2	5.5940	1.674900
$50,000,000 to $99,999,999		1	60,448,993.24	14.32%	2	5.0750	1.437600	1.71 to 2.00	1	11,259,017.62	2.67%	2	5.1500	1.904400
$100,000,000 or greater		1	101,339,616.60	24.01%	3	5.0990	1.316800	2.01 to 2.3	1	13,035,000.00	3.09%	2	4.9000	2.300700
	Totals	20	422,085,912.48	100.00%	2	5.3239	1.602126	2.31 or greater	4	80,872,773.00	19.16%	2	5.5672	2.704343
								Totals	20	422,085,912.48	100.00%	2	5.3239	1.602126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP
							Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP
Alabama	4	27,890,304.28	6.61%	2	6.0056	2.930915
							Industrial	4	23,069,972.74	5.47%	2	5.5940	1.674900
California	3	33,854,408.62	8.02%	2	5.2770	1.121837
							Lodging	4	55,827,684.42	13.23%	2	5.9786	2.308598
Colorado	1	5,897,753.64	1.40%	2	5.6350	1.046700
							Mixed Use	2	29,041,532.07	6.88%	0	5.4876	0.965494
Florida	7	27,695,762.31	6.56%	2	5.7427	2.706760
							Office	4	52,115,631.55	12.35%	2	5.3415	1.190505
Georgia	3	102,897,701.39	24.38%	3	5.0998	1.329312
							Other	2	3,940,192.40	0.93%	2	5.1500	2.183119
Idaho	1	2,958,000.00	0.70%	2	4.9000	2.300700
							Retail	32	233,834,256.50	55.40%	2	5.0855	1.585683
Illinois	1	23,143,778.43	5.48%	0	5.4500	0.944800
							Totals	50	422,085,912.48	100.00%	2	5.3239	1.602126
Kansas	1	2,749,000.00	0.65%	2	4.9000	2.300700

Kentucky	1	10,622,357.75	2.52%	1	5.7130	(0.475900)

Mississippi	1	12,488,520.85	2.96%	2	5.4630	1.505500

Missouri	2	6,516,000.00	1.54%	2	4.9000	2.338693

New Jersey	1	1,984,703.27	0.47%	2	5.1500	1.904400

New York	1	2,584,000.00	0.61%	2	4.9000	2.398300

North Carolina	2	3,338,803.01	0.79%	2	4.9729	2.236965

Ohio	5	24,210,713.40	5.74%	2	5.5731	1.685713

Oklahoma	2	1,618,367.84	0.38%	2	5.1500	2.051948

South Carolina	1	60,448,993.24	14.32%	2	5.0750	1.437600

Texas	8	34,885,101.64	8.26%	2	5.2557	1.677332

Utah	1	4,194,000.00	0.99%	2	4.9000	2.300700

Virginia	2	7,851,000.00	1.86%	2	4.9000	2.385123

Totals	50	422,085,912.48	100.00%	2	5.3239	1.602126

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP	Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP
	4.74999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% to 4.99999%	3	39,187,000.00	9.28%	2	4.9000	2.355401	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.24999%	6	212,063,081.45	50.24%	3	5.1071	1.400619	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25000% to 5.49999%	4	51,656,674.39	12.24%	1	5.4454	1.229482	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50000% to 5.74999%	4	49,717,187.17	11.78%	2	5.6438	1.010219	49 months or greater	18	397,829,269.68	94.25%	2	5.3038	1.601179
	5.75000% or greater	1	45,205,326.67	10.71%	2	6.0410	2.962900	Totals	20	422,085,912.48	100.00%	2	5.3239	1.602126
	Totals	20	422,085,912.48	100.00%	2	5.3239	1.602126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP	Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP
	60 months or less	18	397,829,269.68	94.25%	2	5.3038	1.601179	Interest Only	3	39,187,000.00	9.28%	2	4.9000	2.355401
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	15	358,642,269.68	84.97%	2	5.3479	1.518769
	Totals	20	422,085,912.48	100.00%	2	5.3239	1.602126	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	20	422,085,912.48	100.00%	2	5.3239	1.602126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	24,256,642.80	5.75%	2	5.6526	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months or greater	18	397,829,269.68	94.25%	2	5.3038	1.601179
	Totals	20	422,085,912.48	100.00%	2	5.3239	1.602126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	820100002	RT	Douglasville	GA	Actual/360	5.099%	445,912.77	216,410.99	0.00	N/A	05/01/22	--	101,556,027.50	101,339,616.60	02/01/22
3	820100003	RT	North Charleston	SC	Actual/360	5.075%	264,740.76	130,491.92	0.00	N/A	04/01/22	--	60,579,485.16	60,448,993.24	02/01/22
5	28000154	LO	Various	Various	Actual/360	6.041%	235,591.58	83,568.61	0.00	N/A	04/06/22	--	45,288,895.28	45,205,326.67	02/06/22
8	820100008	IN	Various	OH	Actual/360	5.594%	111,487.86	74,426.27	0.00	N/A	04/01/22	--	23,144,399.01	23,069,972.74	02/01/22
10	820100010	MU	Vernon Hills	IL	Actual/360	5.450%	108,839.61	47,852.40	0.00	N/A	02/01/22	--	23,191,630.83	23,143,778.43	02/01/22
15	28000152	LO	San Antonio	TX	Actual/360	5.628%	94,080.05	38,364.49	0.00	N/A	04/06/22	--	19,412,625.28	19,374,260.79	02/06/22
16	820100016	SS	Various	Various	Actual/360	5.800%	97,448.03	19,511,285.08	0.00	04/01/22	04/01/32	--	19,511,285.08	0.00	02/01/22
20	820100020	OF	San Francisco	CA	Actual/360	5.144%	79,112.10	30,019.22	0.00	N/A	04/01/22	--	17,860,052.73	17,830,033.51	02/01/22
23	28000147	RT	Various	Various	Actual/360	4.900%	70,705.23	0.00	0.00	04/06/22	04/06/37	--	16,757,000.00	16,757,000.00	02/06/22
26	820100026	OF	Jackson	MS	Actual/360	5.463%	58,868.55	25,386.44	0.00	N/A	04/01/22	--	12,513,907.29	12,488,520.85	02/01/22
28	820100028	OF	Houston	TX	Actual/360	5.211%	52,476.01	24,494.67	0.00	N/A	05/01/22	--	11,694,468.82	11,669,974.15	02/01/22
29	820100029	LO	Louisville	KY	Actual/360	5.713%	52,424.66	34,083.73	0.00	N/A	03/01/22	--	10,656,441.48	10,622,357.75	02/01/22
31	28000149	RT	Various	Various	Actual/360	4.900%	55,000.46	0.00	0.00	04/06/22	04/06/37	--	13,035,000.00	13,035,000.00	02/06/22
33	820100033	Various Various		Various	Actual/360	5.150%	50,002.83	16,284.75	0.00	04/01/22	04/01/32	--	11,275,302.37	11,259,017.62	02/01/22
34	28000162	OF	Pearland	TX	Actual/360	5.690%	49,717.27	19,854.76	0.00	N/A	04/06/22	--	10,146,957.80	10,127,103.04	02/06/22
37	28000165	RT	Ukiah	CA	Actual/360	5.368%	39,871.34	17,760.76	0.00	N/A	04/06/22	--	8,625,596.22	8,607,835.46	02/06/22
38	820100038	Various Various		Various	Actual/360	5.150%	42,259.40	13,762.89	0.00	04/01/22	04/01/32	--	9,529,209.22	9,515,446.33	02/01/22
40	28000148	RT	Various	Various	Actual/360	4.900%	39,641.68	0.00	0.00	04/06/22	04/06/37	--	9,395,000.00	9,395,000.00	02/06/22
41	820100041	RT	Walnut Creek	CA	Actual/360	5.491%	35,123.54	11,729.20	0.00	04/01/22	01/01/27	--	7,428,268.85	7,416,539.65	02/01/22
43	28000146	OF	San Diego	CA	Actual/360	5.705%	30,337.85	6,175,468.22	0.00	N/A	04/06/22	--	6,175,468.22	0.00	02/06/22
45	28000160	MU	Colorado Springs	CO	Actual/360	5.635%	28,674.64	11,665.52	0.00	N/A	04/06/22	--	5,909,419.16	5,897,753.64	02/06/22
47	28000145	MH	Leesburg	FL	Actual/360	5.750%	24,221.51	9,479.82	0.00	N/A	04/06/22	--	4,891,861.83	4,882,382.01	02/06/22
Totals							2,066,537.73	26,492,389.74	0.00				448,578,302.13	422,085,912.48
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	10,468,896.11	8,289,484.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,040,076.00	7,697,197.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,660,566.34	11,347,775.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,600,281.24	3,004,090.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,012,409.06	536,261.05	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,827,922.06	972,233.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,899,621.65	1,488,546.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,019,095.00	1,402,763.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,691,157.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(1,690,157.21)	(262,801.05)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,496,826.40	1,122,610.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,459,392.28	1,167,208.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,187,151.34	715,675.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,107,239.88	570,233.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,654,127.26	1,217,322.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,124,465.71	843,349.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	674,107.55	389,347.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	829,617.88	321,554.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	666,365.26	437,666.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	46,729,160.81	41,260,519.63				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	820100016	19,473,779.91	Payoff Prior to Maturity	0.00	0.00
43	28000146	6,163,413.71	Payoff Prior to Maturity	0.00	0.00
Totals		25,637,193.62		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	25,637,193.62	5.323862%	5.094340%	2
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	145,124,462.01	5.349903%	5.126260%	3
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,150,000.00	5.253559%	5.056279%	4
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	77,400,966.31	5.251216%	5.054759%	5
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.267382%	5.078867%	6
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.267479%	5.078945%	7
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.267566%	5.079013%	8
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,560,347.25	5.267652%	5.079081%	9
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.269837%	5.082099%	10
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.269916%	5.082159%	11
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.270004%	5.082226%	12
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.270081%	5.082285%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		23,143,778	23,143,778		0	0
0 - 6 Months		331,564,130	331,564,130		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		7,416,540	7,416,540		0	0
> 60 Months		59,961,464	59,961,464		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	422,085,912	422,085,912	0	0	0	0
Jan-22	448,578,302	448,578,302	0	0	0	0
Dec-21	594,835,092	594,835,092	0	0	0	0
Nov-21	603,193,567	603,193,567	0	0	0	0
Oct-21	681,820,822	681,820,822	0	0	0	0
Sep-21	683,131,498	683,131,498	0	0	0	0
Aug-21	684,346,224	684,346,224	0	0	0	0
Jul-21	685,555,414	685,555,414	0	0	0	0
Jun-21	696,409,963	696,409,963	0	0	0	0
May-21	697,607,743	697,607,743	0	0	0	0
Apr-21	698,890,952	698,890,952	0	0	0	0
Mar-21	700,077,426	700,077,426	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	820100002	101,339,616.60	101,339,616.60	172,000,000.00	03/19/12	7,849,445.33	1.31680	09/30/21	05/01/22	241
3	820100003	60,448,993.24	60,448,993.24	105,000,000.00	03/14/12	6,818,276.00	1.43760	06/30/21	04/01/22	241
Totals		161,788,609.84	161,788,609.84	277,000,000.00		14,667,721.33

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	820100002	RT	GA	04/22/20	3

2/7/2022 - Loan transferred to special servicing on 4/22/20 for imminent monetary default. The Borrower stated that they were not going to be able to cover shortfalls at the property. The loan is secured by a regional mall located in

Douglasville,GA. The Lender is working with the Borrower on a loan modification to determine if there are reasonable terms that can be negotiated that are acceptable to the Lender. The Borrower has kept the loan payments current, and the parent company of the Borrower ha s filed bankruptcy along with the Guarantor for this loan. Midland is monitoring the bankruptcy to determine if there is any action needed by the Lender. Borrower initially reached out on 7/29/21 to discuss potential resolutions and modification discuss ions are ongoing. Borrower has kept loan payments current.

3	820100003	RT	SC	02/05/21	3

2/07/2022: Loan transferred to special servicing on 2/1/21 due to the Guarantor filing for Bankruptcy. The loan is secured by a regional mall located in North Charleston, SC. The Borrower has kept the loan payments current, and the parent company of the B orrower has filed bankruptcy along with the Guarantor for this loan. Midland is monitoring the bankruptcy to determine if there is any action needed by lender. Borrower initially reached out on 7/9/21 to discuss potential resolutions and modification dis cussions are ongoing. The loan remains current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
42	28000151 03/17/17	6,976,913.01	5,550,000.00	4,737,326.11	617,547.51	4,737,326.11	4,119,778.60	2,857,134.41	0.00	(3,717.17)	2,860,851.58	37.15%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,976,913.01	5,550,000.00	4,737,326.11	617,547.51	4,737,326.11	4,119,778.60	2,857,134.41	0.00	(3,717.17)	2,860,851.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
42	28000151	06/16/17	0.00	0.00	2,860,851.58	0.00	0.00	1,560.00	0.00	0.00	2,860,851.58
		04/17/17	0.00	0.00	2,859,291.58	0.00	0.00	2,157.17	0.00	0.00
		03/17/17	0.00	0.00	2,857,134.41	0.00	0.00	2,857,134.41	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,860,851.58	0.00	0.00	2,860,851.58	0.00	0.00	2,860,851.58

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,862.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	13,041.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	34,904.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		34,904.18

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25